Leases (Details Narrative)	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2022
Fusion Fuel Portugal [Member]
IfrsStatementLineItems [Line Items]
Land leases		30 years
Office Space [Member]
IfrsStatementLineItems [Line Items]
Term		12 months
Vehicles [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Term	48 months
Vehicles [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Term	60 months